Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2019	June 30, 2020
Cash on hand	$1,723	$1,688
Deposits in banks	22,201,308	13,825,756

	$22,203,031	$13,827,444